UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [ ]; Amendment Number: ___
This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Valicenti Advisory Services, Inc.
Address: 400 East Water Street
Elmira, New York 14901

13F File Number: 28-7606

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey S. Naylor
Title:     Vice President
Phone:     607-734-2665

Signature, Place, and Date of Signing:

                               Elmira, NY
--------------------------- ---------------- -----------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   44

Form 13F Information Table Value Total:   $106,756 (x$1000)

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALTRIA GROUP INC               COM              02209S103     1570    63763 SH       SOLE                                      63763
AMAZON COM INC                 COM              023135106     4187    23260 SH       SOLE                                      23260
APPLE INC                      COM              037833100     5943    18426 SH       SOLE                                      18426
BABCOCK & WILCOX CO.           COM              05615f102      373    14581 SH       SOLE                                      14581
CATERPILLAR INC DEL            COM              149123101     2960    31605 SH       SOLE                                      31605
CHEVRON CORP                   COM              166764100     4840    53036 SH       SOLE                                      53036
CISCO SYSTEMS INC              COM              17275R102     2980   147311 SH       SOLE                                     147311
COCA-COLA CO                   COM              191216100      428     6505 SH       SOLE                                       6505
CORNING INC                    COM              219350105     6971   360801 SH       SOLE                                     360801
DEERE & CO                     COM              244199105     1503    18100 SH       SOLE                                      18100
DR HORTON INC.                 COM              23331A109     1158    97050 SH       SOLE                                      97050
ELMIRA SAVINGS BANK            COM              289660102     3162   173250 SH       SOLE                                     173250
EMC CORP                       COM              268648102     2920   127526 SH       SOLE                                     127526
EQUINIX INC                    COM              29444U502     2025    24925 SH       SOLE                                      24925
EXXON MOBIL CORP               COM              30231G102     3361    45962 SH       SOLE                                      45962
GENERAL ELECTRIC CO            COM              369604103     4519   247098 SH       SOLE                                     247098
GOLDMAN SACHS GROUP INC        COM              38141G104     2541    15110 SH       SOLE                                      15110
INTEL CORP                     COM              458140100     3833   182255 SH       SOLE                                     182255
INTL BUSINESS MACHINES         COM              459200101     2418    16479 SH       SOLE                                      16479
INTUITIVE SURGICAL             COM              46120E602     4755    18447 SH       SOLE                                      18447
JOHNSON & JOHNSON              COM              478160104     1846    29843 SH       SOLE                                      29843
KRAFT FOODS INC                COM              50075N104      564    17912 SH       SOLE                                      17912
MCDERMOTT INTL INC             COM              580037109     2904   140372 SH       SOLE                                     140372
MEDTRONIC INC                  COM              585055106     2747    74051 SH       SOLE                                      74051
MICRON TECHNOLOGY INC          COM              595112103     1536   191525 SH       SOLE                                     191525
MICROSOFT CORP                 COM              594918104     2681    96045 SH       SOLE                                      96045
OVERSEAS SHIPHOLDING GROUP     COM              690368105      944    26650 SH       SOLE                                      26650
PEPSICO INC                    COM              713448108     1142    17481 SH       SOLE                                      17481
PHILIP MORRIS INTERNATIONAL IN COM              718172109     1637    27963 SH       SOLE                                      27963
QUALCOMM INC                   COM              747525103     1220    24650 SH       SOLE                                      24650
ROYAL DUTCH SHELL B ADR        COM              780259107      817    12249 SH       SOLE                                      12249
SCHLUMBERGER LTD               COM              806857108     2499    29925 SH       SOLE                                      29925
TARGET CORP                    COM              87612E106      450     7477 SH       SOLE                                       7477
UNITED TECHNOLOGIES            COM              913017109     1891    24020 SH       SOLE                                      24020
VALERO ENERGY CORP             COM              91913Y100     3015   130420 SH       SOLE                                     130420
VERIZON COMMUNICATIONS         COM              92343V104     3801   106220 SH       SOLE                                     106220
ZIMMER HOLDINGS, INC           COM              98956P102     2605    48520 SH       SOLE                                      48520
ISHARES MSCI AUSTRALIA INDEX F                  464286103     1542    60600 SH       SOLE                                      60600
ISHARES MSCI BRAZIL INDEX FUND                  464286400     1267    16375 SH       SOLE                                      16375
ISHARES NASDAQ BIOTECH INDX                     464287556     3672    39305 SH       SOLE                                      39305
ISHARES TR COMEX GOLD                           464285105     1833   131900 SH       SOLE                                     131900
UTILITIES SELECT SECTOR SPDR                    81369Y886      909    29000 SH       SOLE                                      29000
PROSHARES ULTRASHORT LEHMAN 20                  74347r297     2068    55830 SH       SOLE                                      55830
ISHARES TR COMEX GOLD                           464285105      721    51855 SH       SOLE                                      51855